Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 28, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Jan. 29, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020
TrueShares Structured Outcome January ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome January ETF NAV
Account Value	$ 15,154	$ 12,832	$ 10,791	$ 12,165						$ 10,000
TrueShares Structured Outcome February ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome February ETF NAV
Account Value	$ 15,284	13,050	10,817	12,058					$ 10,000
TrueShares Structured Outcome March ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome March ETF NAV
Account Value	$ 14,536	12,319	10,227	11,724				$ 10,000
TrueShares Structured Outcome April ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome April ETF NAV
Account Value	$ 14,575	12,297	10,056	11,359			$ 10,000
TrueShares Structured Outcome May ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome May ETF NAV
Account Value	$ 12,949	10,997	9,490	11,039		$ 10,000
TrueShares Structured Outcome June ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome June ETF NAV
Account Value	$ 13,204	11,228	9,595	11,013	$ 10,000
TrueShares Structured Outcome July ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome July ETF NAV
Account Value	$ 17,845	15,015	12,744	14,083						11,681						$ 10,000
TrueShares Structured Outcome August ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome August ETF NAV
Account Value	$ 16,733	14,139	12,059	13,481						11,157					$ 10,000
TrueShares Structured Outcome September ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome September ETF NAV
Account Value	$ 16,532	13,959	11,857	12,937						10,651				$ 10,000
TrueShares Structured Outcome October ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome October ETF NAV
Account Value	$ 16,532	13,893	11,751	13,102						10,885			$ 10,000
TrueShares Structured Outcome November ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome November ETF NAV
Account Value	$ 17,076	14,326	12,120	13,415						11,051		$ 10,000
TrueShares Structured Outcome December ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome December ETF NAV
Account Value	$ 15,656	13,156	11,152	12,227						10,175	$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 15,659	12,699	10,222	12,689						10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 15,835	12,842	10,337	12,832					$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 15,433	12,515	10,074	12,506				$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,804	12,006	9,664	11,997			$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,067	11,408	9,183	11,399		$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,990	11,346	9,133	11,337	$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,971	15,385	12,384	15,373						12,115						$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,980	14,582	11,738	14,570						11,483					$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 16,803	13,627	10,969	13,616						10,731				$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,489	14,183	11,417	14,172						11,169			$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,987	14,587	11,742	14,576						11,487		$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 16,240	$ 13,170	$ 10,602	$ 13,160						$ 10,371	$ 10,000